Shareholders' equity: - Stock Issuances (Details) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Dec. 17, 2021	Dec. 23, 2020	Oct. 22, 2020	Dec. 31, 2021	Dec. 31, 2020
Share capital
Total costs incurred					$ 301
Own shares held
Share capital
New shares issuance (in shares)	25,000,000		17,888,889
Price per share	$ 8.00		$ 2.25
Proceeds from issuance of shares	$ 200,000		$ 40,250
Agent commission, legal, professional and filing fees	$ 14,271		$ 2,953
Number of shares sold	25,000,000		17,888,889
Over-allotment option | Own shares held
Share capital
Price per share	$ 8.00
Proceeds from issuance of shares	$ 24,000
Number of common shares option	3,000,000		2,333,333
At-the-market
Share capital
Aggregate gross proceeds		$ 50,000
Term of agreement		2 years
Maximum commission percentage		3.00%
Total costs incurred				$ 390	$ 380
Ordinary shares
Share capital
New shares issuance (in shares)		0
Number of shares sold		0